STATEMENTS OF CHANGES IN STOCKHOLDERS' DEFICIT (USD $)	Common Stock	Additional Paid-In Capital	Deficit Accumulated During the Development Stage	Total
Beginning Balance, amount at Jan. 19, 2011
Beginning Balance, shares at Jan. 19, 2011
Issuance of common stock, shares	325,000,000
Issuance of common stock, amount	406			406
Net loss			(178,861)	(178,861)
Ending Balance, amount at Sep. 30, 2011	406		(178,861)	(178,455)
Ending Balance, shares at Sep. 30, 2011	325,000,000
Issuance of warrants		61,463		61,463
Issuance of common stock upon exercise of warrants, shares	79,047,619
Issuance of common stock upon exercise of warrants, amount	61,563	(61,463)		100
Net loss			(200,284)	(200,284)
Ending Balance, amount at Sep. 30, 2012	61,969		(379,145)	(317,176)
Ending Balance, shares at Sep. 30, 2012	404,047,619
Issuance of warrants		45,014		45,014
Issuance of common stock upon exercise of warrants, shares	38,825,396
Issuance of common stock upon exercise of warrants, amount	45,050	(45,014)		36
Expenses paid by shareholder		4,650		4,650
Return and cancellation of common stock, shares	(54,047,619)
Return and cancellation of common stock, amount	(67)	67
Net loss			(486,673)	(486,673)
Ending Balance, amount at Sep. 30, 2013	$ 106,952	$ 4,717	$ (865,818)	$ (754,149)
Ending Balance, shares at Sep. 30, 2013	388,825,396